Brokerage And Custodial Fees (Schedule Of Brokerage Fee Rebates) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Brokerage And Custodial Fees [Abstract]
Brokerage fee rebates	$ 145,300	$ 178,041	$ 486,810	$ 565,192